BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2023 USD ($)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,689,532		$ 15,648,606
Repayments of borrowings, classified as financing activities	10,496,891		9,921,582	$ 5,874,833
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	10,619,033		9,139,834
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 9,959,214		$ 8,566,580
Coverage of net investment abroad					$ 200
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	1.50%		1.21%		1.21%
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.99%		10.06%		10.06%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 614,946		$ 532,899
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.47%		9.50%		9.50%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	9.62%		10.64%		10.64%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 44,873		$ 40,355
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.80%		6.91%		6.91%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.80%		6.91%		6.91%
Obligations granted by foreign banks - Barclays Bank PLC
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Repayments of borrowings, classified as financing activities		$ 50,000
Obligations granted by foreign banks - Bank of America
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Repayments of borrowings, classified as financing activities		$ 150,000